Commitments	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments [Abstract]
Disclosure of commitments [text block]
Note
32	Commitments

32.1 Royalty commitments

In Colombia, royalties on production are payable to the Colombian Government and are determined on a field-by-field basis using a level of production sliding scale at a rate which ranges between 6%-8%. The Colombian National Hydrocarbons Agency (“ANH”) also has an additional economic right equivalent to 1% of production, net of royalties.

Under Law 756 of 2002, as modified by Law 1530 of 2012, the royalties on Colombian production of light and medium oil are calculated on a field-by-field basis, using the following sliding scale:

Average daily production in barrels	Production Royalty rate
Up to 5,000	8%
5,000 to 125,000	8% + (production - 5,000) * 0.1
125,000 to 400,000	20%
400,000 to 600,000	20% + (production - 400,000) * 0.025
Greater than 600,000	25%

When the API is lower than 15°, the payment is reduced to the 75% of the total calculation.

In accordance with Llanos 34 Block operation contract, when the accumulated production of each field, including the royalties’ volume, exceeds 5,000,000 of barrels and the WTI exceeds the base price settled in table A, the Group should deliver to ANH a share of the production net of royalties in accordance with the following formula: Q = ((P – Po) / P) x S; where Q = Economic right to be delivered to ANH, P = WTI, Po = Base price (see table A) and S = Share (see table B).

Table A			Table B
°API	Po (US$/barrel)	WTI (P)	S
>29°	30.22	Po < P < 2Po	30%
>22°<29°	31.39	2Po < P < 3Po	35%
>15°<22°	32.56	3Po < P < 4Po	40%
>10°<15°	46.50	4Po < P < 5Po	45%
		5Po < P	50%

Additionally, under the terms of the Winchester Stock Purchase Agreement, GeoPark is obligated to make certain payments to the previous owners of Winchester based on the production and sale of hydrocarbons discovered by exploration wells drilled after 25 October 2011. These payments involve an overriding royalty equal to an estimated 4% carried interest on the part of the vendor. As at the balance sheet date and based on preliminary internal estimates of additions of 2P reserves since acquisition, the Group’s best estimate of the total commitment over the remaining life of the concession is in a range between US$ 150,000,000 and US$ 160,000,000. During 2018, the Group has accrued US$ 20,551,000 (US$ 11,369,000 in 2017 and US$ 5,414,000 in 2016) and paid US$ 19,128,000 (US$ 9,981,000 in 2017 and US$ 3,772,000 in 2016).

In Chile, royalties are payable to the Chilean Government. In the Fell Block, royalties are calculated at 5% of crude oil production and 3% of gas production. In the Flamenco Block, Campanario Block and Isla Norte Block, royalties are calculated at 5% of gas and oil production.

In Brazil, the Brazilian National Petroleum, Natural Gas and Biofuels Agency (ANP) is responsible for determining monthly minimum prices for petroleum produced in concessions for purposes of royalties payable with respect to production. Royalties generally correspond to a percentage ranging between 5% and 10% applied to reference prices for oil or natural gas, as established in the relevant bidding guidelines (edital de licitação) and concession agreement. In determining the percentage of royalties applicable to a concession, the ANP takes into consideration, among other factors, the geological risks involved and the production levels expected. In the Manati Block, royalties are calculated at 7.5% of gas production.

In Argentina, crude oil and gas production accrues royalties payable to the Provinces of Mendoza and Neuquen equivalent to 15% on estimated value at well head of those products. This value is equivalent to final sales price less transport, storage and treatment costs.

32.2 Capital commitments

32.2.1 Colombia

The VIM 3 Block minimum investment program consists of 200 km of 2D seismic and drilling one exploratory well, with a total estimated investment of US$ 22,290,800 during the initial three-year exploratory period ending 2 September 2018. On 12 September 2018, the Colombian National Hydrocarbons Agency (“ANH”) accepted GeoPark’s proposal to extend the first exploratory phase for an additional period ending 12 May 2019. Additionally, GeoPark requested ANH to terminate the E&P Contract due to environmental restrictions in the block. These restrictions became apparent once the National Authority of Environmental Licenses (ANLA) issued the environmental license. As of the date of these consolidated financial statements, GeoPark’s termination request is under review.

The Llanos 34 Block (45% working interest) has committed to drill an exploratory well, which amounts to US$ 1,935,000 at GeoPark’s working interest, before 19 September 2019.

32.2.2 Chile

The remaining investment commitment for the second exploratory phase in the Flamenco Block relates to the drilling of one exploratory well to be assumed 100% by GeoPark and amounts to US$ 2,100,000. On 30 June 2017, the Chilean Ministry accepted GeoPark’s proposal to extend the second exploratory phase for an additional period of 18 months, ending on 7 May 2019. On 20 December 2018, GeoPark proposed to extend the second exploratory period for an additional period of 18 months, ending 7 November 2020. As of the date of these consolidated financial statements the Chilean Ministry has not replied.

The investment commitment for the first exploratory period in the Campanario and Isla Norte Blocks has already been fulfilled. The investments to be made in the second exploratory period will be assumed 100% by GeoPark. On 29 May 2017, the Chilean Ministry accepted GeoPark’s proposal to update the value of the commitments in both the Campanario and Isla Norte Blocks as well as the guarantees related to those commitments. Consequently, the future investment commitments assumed by GeoPark for the second exploratory period are up to:

•	Campanario Block: 3 exploratory wells before 10 July 2019 (US$ 4,758,000)

•	Isla Norte Block: 2 exploratory wells before 7 May 2019 (US$ 2,855,000)

As of 31 December 2018, the Group has established guarantees for its total commitments.

On 20 December 2018, GeoPark proposed to extend the second exploratory period for an additional period of 18 months, ending 11 January 2021 and 7 November 2020, respectively. As of the date of these consolidated financial statements the Chilean Ministry has not replied.

32.2.4 Brazil

The future investment commitments assumed by GeoPark are up to:

•	REC-T-94 Block: 1 exploratory well before 7 February 2020 (US$ 930,000).

•
REC-T-128 Block: 1 exploratory well before 20 December 2018 (US$ 2,200,000). As of the date of these Consolidated Financial Statements, GeoPark has already drilled the committed well, with testing expected for the first quarter of 2019.

•
POT-T-747 Block: 1 exploratory well before 20 December 2018 (US$ 490,000). On 15 January 2019, the Brazilian National Agency of Petroleum, Natural Gas and Biofuels (“ANP”) notified the suspension of the exploratory period to fulfil the commitments in the block.

•	POT-T-785 Block: 3D seismic and electromagnetic survey before 29 January 2023 (US$ 90,000).

32.2.5 Argentina

The remaining commitment in the Sierra del Nevado Block (18% working interest) for the first exploratory period, ending on 20 August 2019, amounts to between US$ 500,000 and US$ 1,000,000 at GeoPark’s working interest

The investment commitment in the CN-V Block (50% working interest) for the current exploratory period denominated as “Field under evaluation”, ending on 27 November 2021, amounts to US$ 1,300,000 at GeoPark’s working interest.

The investment commitment in the Los Parlamentos Block (50% working interest) for the first exploratory period, ending on 30 October 2021, which includes 2 exploratory wells and additional 3D seismic, amounts to US$ 6,000,000, at GeoPark’s working interest.

The Group leases various plant and machinery under non-cancellable operating lease agreements. The Group also leases offices under non-cancellable operating lease agreements. The lease terms are between 2 and 3 years, and most of lease agreements are renewable at the end of the lease period at market rate.

During 2018 a total amount of US$ 12,485,000 (US$ 46,195,000 in 2017 and US$ 47,871,000 in 2016) was charged to the income statement and US$ 38,229,000 of operating leases were capitalized as Property, plant and equipment related to rental of drilling equipment and machinery (US$ 34,160,000 in 2017 and US$ 32,058,000 in 2016).

The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

Amounts in US$ ’000	2018	2017	2016
Falling due within 1 year	47,450	32,180	67,752
Falling due within 1 – 3 years	18,032	5,777	14,031
Falling due within 3 – 5 years	2,500	2,793	5,066
Falling due over 5 years	1,956	-	114
Total minimum lease payments	69,938	40,750	86,963